ERShares Global Entrepreneuers
Schedule of Investments
September 30, 2023 (Unaudited)
Common Stocks — 93.34% Shares Fair Value
Argentina — 0.82%
Consumer Discretionary — 0.82%
MercadoLibre, Inc.
(a)
305 $ 386,703
Total Argentina 386,703
Australia — 4.72%
Communications — 1.04%
SEEK Ltd. 34,715 492,517
Consumer Discretionary — 0.73%
Flight Centre Travel Group Ltd. 27,630 344,220
Health Care — 1.41%
Telix Pharmaceuticals Ltd.
(a)
91,046 667,219
Materials — 0.24%
Fortescue Metals Group Ltd. 8,401 112,978
Technology — 1.30%
Technology One Ltd. 33,491 333,920
WiseTech Global Ltd. 6,656 278,332
612,252
Total Australia 2,229,186
Bermuda — 0.78%
Consumer Discretionary — 0.20%
Luk Fook Holdings International Ltd. 35,753 92,684
Financials — 0.58%
Enstar Group, Ltd.
(a)
1,130 273,460
Total Bermuda 366,144
Canada — 5.34%
Communications — 0.43%
Shopify, Inc., Class A
(a)
3,679 200,763
Consumer Discretionary — 1.77%
Linamar Corp. 8,450 407,059
Richelieu Hardware Ltd. 9,152 268,043
Spin Master Corp. 6,344 159,506
834,608
Energy — 0.39%
Vermilion Energy, Inc. 12,520 183,042
Financials — 1.02%
Fairfax Financial Holdings Ltd. 429 350,205
Onex Corp. 2,259 132,772
482,977
Materials — 1.19%
First Majestic Silver Corp. 47,211 241,922
First Quantum Minerals Ltd. 13,671 322,994
564,916

ERShares Global Entrepreneuers
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 93.34% (continued) Shares Fair Value
Canada — 5.34% (continued)
Real Estate — 0.26%
FirstService Corp. 383 $ 55,708
Mainstreet Equity Corp.
(a)
674 65,999
121,707
Technology — 0.28%
Topicus.com, Inc.
(a)
2,013 132,971
Total Canada 2,520,984
Cayman Islands — 2.62%
Consumer Discretionary — 1.61%
NagaCorp Ltd.
(a)
667,144 322,039
Yadea Group Holdings Ltd. 236,140 438,461
760,500
Financials — 0.47%
FinVolution Group - ADR 23,252 115,795
Value Partners Group Ltd. 335,995 105,981
221,776
Health Care — 0.04%
Essex Bio-Technology Ltd. 47,318 17,282
Materials — 0.50%
Xinyi Glass Holdings Ltd. 181,294 234,757
Total Cayman Islands 1,234,315
China — 4.67%
Communications — 0.81%
Bilibili, Inc. - ADR
(a)(b)
11,535 158,837
Weimob, Inc.
(a)
513,712 222,391
381,228
Consumer Discretionary — 0.87%
Bosideng International Holdings, Ltd. 439,635 189,199
NIO, Inc. - ADR
(a)(b)
24,660 222,926
412,125
Energy — 0.29%
Daqo New Energy Corp. - ADR
(a)
4,459 134,974
Financials — 1.40%
Futu Holdings Ltd. - ADR
(a)
11,472 663,196
Health Care — 0.90%
BeiGene Ltd. - ADR
(a)
1,358 244,263
Sino Biopharmaceutical Ltd. 499,967 180,686
424,949
Technology — 0.40%
Kingsoft Corp. Ltd. 51,538 186,915
Total China 2,203,387

ERShares Global Entrepreneuers
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 93.34% (continued) Shares Fair Value
Denmark — 1.09%
Health Care — 0.62%
Genmab A/S
(a)
819 $ 291,162
Technology — 0.47%
Netcompany Group A/S
(a)
5,870 223,577
Total Denmark 514,739
France — 0.50%
Communications — 0.20%
Ubisoft Entertainment S.A.
(a)
2,880 93,656
Industrials — 0.30%
Teleperformance SE 1,124 141,881
Total France 235,537
Germany — 0.37%
Communications — 0.21%
Delivery Hero S.E.
(a)
3,490 100,247
Energy — 0.16%
VERBIO Vereinigte BioEnergie AG 1,823 73,448
Total Germany 173,695
Hong Kong — 0.70%
Industrials — 0.70%
Techtronic Industries Co. Ltd. 34,252 332,427
Total Hong Kong 332,427
Ireland — 2.32%
Health Care — 1.55%
Jazz Pharmaceuticals PLC
(a)
5,667 733,536
Industrials — 0.77%
Cimpress PLC
(a)
5,170 361,952
Total Ireland 1,095,488
Isle Of Man — 0.28%
Consumer Discretionary — 0.28%
Entain PLC 11,451 130,316
Total Isle Of Man 130,316
Israel — 1.01%
Communications — 0.59%
Wix.com Ltd.
(a)
3,060 280,908
Technology — 0.42%
Check Point Software Technologies Ltd.
(a)
920 122,618
Radware Ltd.
(a)
4,338 73,399
196,017
Total Israel 476,925

ERShares Global Entrepreneuers
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 93.34% (continued) Shares Fair Value
Italy — 0.17%
Communications — 0.17%
Digital Bros SpA 6,448 $ 82,074
Total Italy 82,074
Japan — 0.35%
Communications — 0.35%
GMO internet, Inc. 10,774 166,901
Total Japan 166,901
Jersey — 1.17%
Communications — 1.17%
Gambling.com Group Ltd.
(a)
42,187 551,806
Total Jersey 551,806
Luxembourg — 1.06%
Communications — 1.06%
Spotify Technology SA
(a)
3,249 502,425
Total Luxembourg 502,425
Netherlands — 0.11%
Technology — 0.11%
Adyen NV - ADR
(a)(b)
7,109 52,607
Total Netherlands 52,607
Singapore — 0.84%
Communications — 0.13%
Sea Ltd. - ADR
(a)
1,443 63,420
Consumer Staples — 0.71%
Wilmar International Ltd. 123,149 336,005
Total Singapore 399,425
Sweden — 1.99%
Communications — 0.08%
Embracer Group A.B.
(a)
19,736 39,581
Consumer Discretionary — 0.92%
Evolution Gaming Group A.B. 4,269 432,333
Financials — 0.93%
EQT A.B. 22,013 437,039
Technology — 0.06%
Sinch A.B.
(a)
17,102 30,068
Total Sweden 939,021
Switzerland — 1.91%
Consumer Discretionary — 0.29%
Cie Financiere Richemont SA 1,112 136,056

ERShares Global Entrepreneuers
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 93.34% (continued) Shares Fair Value
Switzerland — 1.91% (continued)
Financials — 1.03%
Partners Group Holding AG 433 $ 489,341
Health Care — 0.34%
CRISPR Therapeutics AG
(a)(b)
3,508 159,228
Technology — 0.25%
Sensirion Holding AG
(a)
1,442 115,626
Total Switzerland 900,251
United Kingdom — 2.00%
Financials — 0.81%
Hargreaves Lansdown PLC 40,579 382,789
Health Care — 0.86%
Hikma Pharmaceuticals PLC 15,836 403,405
Materials — 0.33%
Antofagasta PLC 8,908 155,303
Total United Kingdom 941,497
United States — 58.52%
Communications — 9.17%
Airbnb, Inc., Class A
(a)
3,769 517,144
Alphabet, Inc., Class A
(a)
11,999 1,570,190
Meta Platforms, Inc., Class A
(a)
3,864 1,160,011
Playtika Holding Corp.
(a)
26,798 258,065
Roku, Inc.
(a)
7,194 507,824
Trade Desk, Inc. (The), Class A
(a)
2,360 184,434
ZoomInfo Technologies, Inc., Class A
(a)
7,447 122,131
4,319,799
Consumer Discretionary — 4.82%
Amazon.com, Inc.
(a)
13,306 1,691,459
Chipotle Mexican Grill, Inc.
(a)
147 269,279
Copart, Inc.
(a)
4,430 190,889
Tesla, Inc.
(a)
517 129,364
2,280,991
Consumer Staples — 1.97%
e.l.f. Beauty, Inc.
(a)
5,883 646,130
Inter Parfums, Inc. 1,046 140,520
Monster Beverage Corp.
(a)
2,708 143,389
930,039
Energy — 2.36%
Chesapeake Energy Corp. 3,351 288,957
Devon Energy Corp. 3,046 145,294
Enphase Energy, Inc.
(a)
913 109,697
Kinder Morgan, Inc. 6,216 103,061
Valero Energy Corp. 1,535 217,525
W&T Offshore, Inc.
(a)
56,701 248,350
1,112,884

ERShares Global Entrepreneuers
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 93.34% (continued) Shares Fair Value
United States — 58.52% (continued)
Financials — 2.37%
Apollo Global Management Inc. 5,561 $ 499,155
Citizens Financial Group, Inc. 8,145 218,286
Pinnacle Financial Partners, Inc. 5,948 398,754
1,116,195
Health Care — 9.34%
Catalyst Pharmaceuticals, Inc.
(a)
45,941 537,050
Danaher Corp. 2,874 713,039
Exelixis, Inc.
(a)
26,071 569,651
Globus Medical, Inc., Class A
(a)
4,834 240,008
HCA Healthcare, Inc. 965 237,371
Masimo Corp.
(a)
1,087 95,308
Regeneron Pharmaceuticals, Inc.
(a)
251 206,563
Royalty Pharma PLC, Class A 2,651 71,948
Seagen, Inc.
(a)
513 108,833
ShockWave Medical, Inc.
(a)
758 150,918
Supernus Pharmaceuticals, Inc.
(a)
7,942 218,961
United Therapeutics Corp.
(a)
3,742 845,206
Vertex Pharmaceuticals, Inc.
(a)
1,192 414,506
4,409,362
Industrials — 0.59%
Cognex Corp. 6,525 276,921
Materials — 0.88%
Mosaic Co. (The) 6,691 238,200
Steel Dynamics, Inc. 1,684 180,558
418,758
Real Estate — 0.56%
Extra Space Storage, Inc. 1,469 178,601
Medical Properties Trust, Inc.
(b)
15,835 86,301
264,902
Technology — 26.46%
Apple, Inc. 7,034 1,204,291
Arista Networks, Inc.
(a)
3,728 685,691
Bentley Systems, Inc. 5,757 288,771
Block, Inc., Class A
(a)
9,256 409,671
Crowdstrike Holdings, Inc., Class A
(a)
1,474 246,718
FleetCor Technologies, Inc.
(a)
2,410 615,369
Fortinet, Inc.
(a)
4,314 253,146
Juniper Networks, Inc. 12,705 353,072
Microchip Technology, Inc. 9,583 747,953
Microsoft Corp. 3,412 1,077,339
MongoDB, Inc.
(a)
915 316,462
Monolithic Power Systems, Inc. 358 165,396
NVIDIA Corp. 1,740 756,883
Oracle Corp. 8,177 866,108
Palo Alto Networks, Inc.
(a)(b)
1,246 292,112
Paycom Software, Inc. 2,016 522,688

ERShares Global Entrepreneuers
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 93.34% (continued) Shares Fair Value
United States — 58.52% (continued)
Technology — 26.46% (continued)
Salesforce, Inc.
(a)
2,499 $ 506,747
Snowflake, Inc.
(a)
1,138 173,852
Super Micro Computer, Inc.
(a)
871 238,846
Synopsys, Inc.
(a)
826 379,109
Twilio, Inc., Class A
(a)
8,146 476,785
Veeva Systems, Inc., Class A
(a)
2,924 594,888
VMware, Inc., Class A
(a)
5,353 891,167
Workday, Inc., Class A
(a)
1,343 288,544
Zoom Video Communications, Inc., Class A
(a)
1,811 126,661
12,478,269
Total United States 27,608,120
Total  Common Stocks
  (Cost $44,373,517) 44,043,973
Money Market Funds - 9.24%
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
5.20%
(c)
3,368,546 3,368,546
Invesco Government & Agency Portfolio, Institutional Class, 5.26%
(c)(d)
990,944 990,944
Total Money Market Funds
    (Cost $4,359,490) 4,359,490
Total Investments — 102.58%
    (Cost $48,733,007) 48,403,463
Liabilities in Excess of Other Assets  —  (2.58)% (1,216,243)
Net Assets — 100.00% $ 47,187,220
(a) Non-income producing security.
(b) All or a portion of the security is on loan as of September 30, 2023. The total value of the securities on loan as of September 30, 2023 was $962,068.
(c) Rate disclosed is the seven day effective yield as of September 30, 2023.
(d) All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $990,944.
ADR - American Depositary Receipt

ERShares US Small Cap
Schedule of Investments
September 30, 2023 (Unaudited)
Common Stocks — 90.72% Shares Fair Value
Communications — 5.01%
Cargurus, Inc.
(a)
30,764 $ 538,985
Eventbrite, Inc., Class A
(a)
71,753 707,485
Match Group, Inc.
(a)
16,098 630,639
Shutterstock, Inc. 19,358 736,572
Yelp, Inc.
(a)
16,702 694,636
3,308,317
Consumer Discretionary — 13.55%
1-800-Flowers.com, Inc., Class A
(a)
43,428 303,996
2U, Inc.
(a)
33,443 82,604
AutoNation, Inc.
(a)
5,449 824,979
Carriage Services, Inc. 27,519 777,412
Cinemark Holdings, Inc.
(a)
32,215 591,145
DraftKings, Inc., Class A
(a)
30,100 886,144
GrowGeneration Corp.
(a)
50,700 148,044
Liquidity Services, Inc.
(a)
43,377 764,303
OneWater Marine, Inc.
(a)(b)
20,369 521,854
RealReal, Inc. (The)
(a)
306,035 645,734
Rush Street Interactive, Inc.
(a)
175,001 808,505
Shake Shack, Inc., Class A
(a)
9,729 564,963
Signet Jewelers Ltd. 7,187 516,098
Thor Industries, Inc. 2,596 246,957
TKO Group Holdings, Inc. 3,784 318,083
XPEL, Inc.
(a)
12,208 941,359
8,942,180
Consumer Staples — 3.44%
Chefs' Warehouse, Inc. (The)
(a)
18,978 401,954
e.l.f. Beauty, Inc.
(a)
9,753 1,071,171
Five Below, Inc.
(a)
1,565 251,809
Utz Brands, Inc. 40,502 543,942
2,268,876
Energy — 7.22%
Ameresco, Inc., Class A
(a)(b)
16,466 634,929
Antero Resources Corp.
(a)
22,759 577,623
Chesapeake Energy Corp. 5,200 448,396
Devon Energy Corp. 12,031 573,879
Liberty Energy, Inc., Class A 48,465 897,572
Matador Resources Co. 16,629 989,093
Vermilion Energy, Inc. 13,783 201,507
W&T Offshore, Inc.
(a)
100,900 441,942
4,764,941
Financials — 8.36%
Customers Bancorp, Inc.
(a)
22,761 784,116
Grid Dynamics Holdings, Inc.
(a)
65,716 800,421
Kinsale Capital Group, Inc. 2,544 1,053,547
Live Oak Bancshares, Inc. 18,779 543,652
Moelis & Co., A 12,898 582,087
Pinnacle Financial Partners, Inc. 8,230 551,739

ERShares US Small Cap
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 90.72% (continued) Shares Fair Value
Financials — 8.36% (continued)
Preferred Bank 8,560 $ 532,860
Robinhood Markets, Inc., Class A
(a)
41,379 405,928
Triumph Bancorp, Inc.
(a)
4,053 262,594
5,516,944
Health Care — 17.95%
10X Genomics, Inc., Class A
(a)
14,821 611,366
ACADIA Pharmaceuticals, Inc.
(a)
9,686 201,856
Alector, Inc.
(a)
51,465 333,493
Amphastar Pharmaceuticals, Inc.
(a)
15,304 703,831
Arcus Biosciences, Inc.
(a)
24,280 435,826
Arvinas, Inc.
(a)
30,531 599,629
Bridgebio Pharma, Inc.
(a)
21,273 560,969
Castle Biosciences, Inc.
(a)
16,554 279,597
Catalyst Pharmaceuticals, Inc.
(a)
67,067 784,013
Cerus Corp.
(a)
129,404 209,634
Exact Sciences Corp.
(a)
4,110 280,384
Ginkgo Bioworks Holdings, Inc.
(a)(b)
182,088 329,579
Globus Medical, Inc., Class A
(a)
9,352 464,327
Guardant Health, Inc.
(a)
10,422 308,908
Intellia Therapeutics, Inc.
(a)
11,378 359,772
Kodiak Sciences, Inc.
(a)
44,926 80,867
Krystal Biotech, Inc.
(a)
5,726 664,216
Madrigal Pharmaceuticals, Inc.
(a)
2,139 312,380
Medpace Holdings, Inc.
(a)
3,458 837,286
Pacific Biosciences of California, Inc.
(a)
23,575 196,851
Relay Therapeutics, Inc.
(a)
24,117 202,824
Seer, Inc.
(a)
87,128 192,553
Select Medical Holdings Corp. 22,226 561,651
Teladoc Health, Inc.
(a)
12,881 239,458
Twist Bioscience Corp.
(a)
46,097 933,925
Veracyte, Inc.
(a)
32,969 736,199
Zynex, Inc.
(a)(b)
52,403 419,224
11,840,618
Industrials — 4.43%
AAON, Inc. 7,129 405,426
Allegiant Travel Co. 3,112 239,188
Clean Harbors, Inc.
(a)
6,098 1,020,562
Enovis Corp.
(a)
5,446 287,168
ESAB Corp. 8,572 601,925
Forrester Research, Inc.
(a)
12,646 365,470
2,919,739
Materials — 1.77%
Element Solutions, Inc. 21,321 418,105
First Majestic Silver Corp. 146,724 752,694
1,170,799
Real Estate — 1.08%
eXp World Holdings, Inc.
(b)
34,068 553,264

ERShares US Small Cap
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 90.72% (continued) Shares Fair Value
Real Estate — 1.08% (continued)
Legacy Housing Corp.
(a)
8,276 $ 160,637
713,901
Technology — 27.91%
Altair Engineering, Inc., Class A
(a)
16,830 1,052,885
Appfolio, Inc., Class A
(a)
6,099 1,113,860
Appian Corp.
(a)
16,163 737,194
Asana, Inc., Class A
(a)
44,793 820,160
Coherent Corp.
(a)
8,203 267,746
Domo, Inc.
(a)
19,357 189,892
Fastly, Inc., Class A
(a)
70,384 1,349,262
GitLab, Inc.
(a)
6,194 280,093
Impinj, Inc.
(a)
2,633 144,894
JFrog Ltd.
(a)
8,320 210,995
Lattice Semiconductor Corp.
(a)
11,755 1,010,107
Materialise NV - ADR
(a)
5,446 29,899
MaxLinear, Inc.
(a)
45,068 1,002,763
Omnicell, Inc.
(a)
9,330 420,223
PagerDuty, Inc.
(a)
40,066 901,084
Pegasystems, Inc. 11,836 513,801
Phreesia, Inc.
(a)
15,771 294,602
PubMatic, Inc., Class A
(a)
44,311 536,163
Pure Storage, Inc., Class A
(a)
8,605 306,510
R1 RCM, Inc.
(a)
70,283 1,059,165
Sanmina Corp.
(a)
13,920 755,578
Schrodinger, Inc.
(a)
21,756 615,042
Simulations Plus, Inc. 6,983 291,191
Sprout Social, Inc., Class A
(a)
5,668 282,720
Super Micro Computer, Inc.
(a)
4,127 1,131,706
Tenable Holdings, Inc.
(a)
21,213 950,342
Upstart Holdings, Inc.
(a)(b)
19,447 555,017
Vicor Corp.
(a)
10,379 611,219
Wolfspeed, Inc.
(a)
4,835 184,214
Zuora, Inc.
(a)
95,432 786,360
18,404,687
Total  Common Stocks
  (Cost $60,663,314) 59,851,002
Money Market Funds - 13.32%
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
5.20%
(c)
6,130,877 6,130,877
Invesco Government & Agency Portfolio, Institutional Class, 5.26%
(c)(d)
2,659,626 2,659,626
Total Money Market Funds
    (Cost $8,790,503) 8,790,503
Total Investments — 104.04%
    (Cost $69,453,817) 68,641,505

ERShares US Small Cap
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Liabilities in Excess of Other Assets  —  (4.04)% $ (2,667,199)
Net Assets — 100.00% $ 65,974,306
(a) Non-income producing security.
(b) All or a portion of the security is on loan as of September 30, 2023. The total value of the securities on loan as of September 30, 2023 was $2,554,599 .
(c) Rate disclosed is the seven day effective yield as of September 30, 2023.
(d) All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $2,659,626.